Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Schedule of Trade and Other Receivables

	December 31,	December 31,
	2025	2024
Trade receivables	$44,142	$15,799
Research and development grant receivable	-	891,482
GST receivable	705,535	77,266
Total trade and other receivables	$749,677	$984,547